SUBSEQUENT EVENTS (Details 3) - Subsequent Event	1 Months Ended
Jan. 23, 2023 USD ($) ft²
Expiration Date	January 31, 2025
Yearly Rent | $	$ 8,700
Ares of Office or warehouse | ft²	1,500